Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Contingent consideration paid		$ 7.6
Explanation of period over which management has projected cash flows	five-year